Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 401K
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 10,800